FINANCING PAYABLE (Details Narrative) - USD ($)					9 Months Ended	12 Months Ended
	Jan. 16, 2025	Dec. 16, 2024	Dec. 01, 2024	Jan. 16, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Financing payable		$ 663,582			$ 67,196	$ 663,582
Debt instrument interest rate during period		7.50%
Payment of debt interest					0	14,450	0
Total debt payments			$ 25,000
Principal amount					0	2,890,000	$ 0
Financing Arrangement [Member]
Subsequent Event [Line Items]
Financing payable		$ 663,582			67,196	$ 663,582
Debt instrument interest rate during period		7.50%
Payment of debt interest					21,527
Total debt payments				$ 68,642	617,913
Principal amount					$ 596,386
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of debt interest	$ 68,642